Property, plant and equipment - Disclosure of Property, Plant and Equipment Including Right-of-Use Assets (Details) - EUR (€) € in Thousands	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 45,273	€ 32,034
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	90,455	80,283
Gross carrying amount | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	62,463	47,391
Gross carrying amount | Machinery, equipment, computers and IT equipment | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	23,646	28,552
Gross carrying amount | Leasehold improvements | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	4,346	4,340
Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(45,183)	(48,249)
Accumulated depreciation and impairment | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(27,384)	(23,402)
Accumulated depreciation and impairment | Machinery, equipment, computers and IT equipment | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(15,111)	(22,131)
Accumulated depreciation and impairment | Leasehold improvements | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ (2,688)	€ (2,716)